Other (expenses) income (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Other (expenses) income [Abstract]
Write-off of provisions	$ 61,170	$ 0	$ 0
Expenses related to the cancellation of the corporate building lease	(11,351)	(38,537)	(113,469)
Loss from sale of property, vessels and equipment, net (see Note 9)	(57,804)	(132,956)	0
Gain (loss) from the sale of subsidiaries (see Note 5)	0	0	451
Recoveries of taxes paid in prior years, net of expenses for recovery	0	0	(11,145)
Cancellation of projects	0	0	(31,804)
Forgiveness of accounts receivable	0	0	(98,859)
Other, net	(2,393)	2,150	(2,399)
Other (expenses) income	$ (10,378)	$ (169,343)	$ (257,225)